Note 22 - Related Party Disclosures (Details Textual) - CAD ($)		12 Months Ended
	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023	Mar. 31, 2019
Statement Line Items [Line Items]
Amounts receivable, related party transactions		$ 9,045,000	$ 5,938,000
Revenue from rendering of services, related party transactions		162,000	115,000
Repayments of bonds, notes and debentures		5,000,000	(0)
Subordinated notes payable [member]
Statement Line Items [Line Items]
Repayments of bonds, notes and debentures	$ 5,000,000
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions		1,500,000	1,500,000
Other provisions		0	0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount				$ 500,000
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions		$ 7,100,000	$ 3,900,000